SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details NarrativeS1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash	$ 3,248	$ 1,428	$ 3,248	$ 1,428	$ 7,920	$ 1,883	$ 961
Allowance for doubtful accounts receivable					0	0
Accounts receivable						24,469
Revenue recognized						194,481
Operating expenses	856,846	187,575	1,055,448	445,537	768,627	771,059
Research and development	27,053	12,106	41,310	37,593	57,285	125,664
Professional fees	38,718	119,865	83,166	288,602	488,287	403,164
Selling, general and administrative expenses	53,025	55,604	113,897	119,342	223,055	242,231
Stock based compensation	738,050		817,075	234,233	378,113	1,357,141
Intangible assets						$ 200
Common stock transferred shares in exchange for properties, Shares					1,000,000
Common stock transferred shares in exchange for properties, Amount					$ 1,000
Operating expenses	$ 856,846	$ 187,575	$ 1,055,448	$ 445,337
Minimum [Member]
Intangible assets estimated useful lives					5 years
Maximum [Member]
Intangible assets estimated useful lives					17 years
Customer [Member]
Accounts receivable description					Accounts receivable are due within 30 to 60 days and are stated at amounts due from customers.
Customer One [Member]
Accounts receivable description					accounts receivable from one customer which individually represented 100% of total accounts receivable. The customer received shipment of a Neutron Source Directional Equipment shortly before December 31, 2018 and 100% of accounts receivable were collected in January of 2018.
Sales revenue percentage					100.00%